Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Amortized cost	$ 2,668,500	$ 3,403,800
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	600	5,900
Other long-term investments, amortized cost	261,100	200,100
Premium receivable, allowance for credit loss	14,900	11,800
Other receivables, allowance for credit loss	0	0
Reinsurance recoverables on paid losses, allowance	200	200
Reinsurance recoverables on unpaid losses, allowance	$ 800	$ 800
Preferred stock, liquidation preference per share (in dollar per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference, value	$ 10	$ 10
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	104,861,827	111,730,209
Common stock, shares, outstanding (in shares)	104,861,827	111,730,209
Treasury stock, common, shares (in shares)	0	6,570,003
Related Party
Deferred policy acquisition cost, deferred commissions	$ 263,300	$ 200,200
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $2,668.5, 2024: $3,403.8 (net of allowance for credit losses of $0.6, 2024: $5.9))
Amortized cost	2,668,500	3,403,800
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	600	5,900
Short-term investments, available-for-sale, at fair value (amortized cost: $175.0, 2024: $221.9 (net of allowance for credit losses of $nil, 2024: $nil))
Amortized cost	175,000	221,900
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	$ 0